Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
We have not granted stock options or other similar types of awards as part of our equity compensation programs for our employees since our initial public offering. Under our Director Compensation Policy, the type of equity award to be granted to a non-employee director for such director’s Initial Award, Annual Award, or in lieu of cash compensation to be paid for board service will be elected in advance at the discretion of the non-employee director and may consist entirely of RSUs or non-qualified stock options. We require such elections to be made during an open trading window under our Insider Trading Policy and at a time when such non-employee director does not possess material nonpublic information about us. Such awards are granted automatically on the first trading date on or after an individual becomes a non-employee director or on the date of our annual meeting in accordance with our Director Compensation Policy. Because these grants are automatic, our Board of Directors and Compensation Committee do not take material nonpublic information into account when determining the timing of such awards. These grants apply to non-employee directors only and do not relate to executive compensation. RSUs, PSUs, or other types of equity awards that we grant to directors, officers, and employees do not include an exercise price.

Award Timing Method	We require such elections to be made during an open trading window under our Insider Trading Policy and at a time when such non-employee director does not possess material nonpublic information about us. Such awards are granted automatically on the first trading date on or after an individual becomes a non-employee director or on the date of our annual meeting in accordance with our Director Compensation Policy. Because these grants are automatic, our Board of Directors and Compensation Committee do not take material nonpublic information into account when determining the timing of such awards.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	Under our Director Compensation Policy, the type of equity award to be granted to a non-employee director for such director’s Initial Award, Annual Award, or in lieu of cash compensation to be paid for board service will be elected in advance at the discretion of the non-employee director and may consist entirely of RSUs or non-qualified stock options.
MNPI Disclosure Timed for Compensation Value	false